JPMorgan U.S. Applied Data Science Value Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.8%
Aerospace & Defense — 2.4%
Northrop Grumman Corp.	4	2,104
RTX Corp.	9	1,213
TransDigm Group, Inc.	1	693
		4,010
Air Freight & Logistics — 0.7%
United Parcel Service, Inc., Class B	11	1,156
Automobile Components — 0.3%
Lear Corp.	5	472
Banks — 8.3%
Bank of America Corp.	80	3,348
Citigroup, Inc.	28	1,966
Citizens Financial Group, Inc.	23	941
M&T Bank Corp.	8	1,506
PNC Financial Services Group, Inc. (The)	11	1,899
Wells Fargo & Co.	56	4,041
		13,701
Beverages — 1.1%
Coca-Cola Co. (The)	26	1,829
Biotechnology — 4.2%
AbbVie, Inc.	18	3,782
Regeneron Pharmaceuticals, Inc.	2	1,081
Vertex Pharmaceuticals, Inc. *	4	2,021
		6,884
Building Products — 1.8%
Fortune Brands Innovations, Inc.	12	757
Trane Technologies plc	7	2,239
		2,996
Capital Markets — 4.7%
Blackrock, Inc.	2	2,050
Charles Schwab Corp. (The)	19	1,503
CME Group, Inc.	6	1,485
Goldman Sachs Group, Inc. (The)	1	392
Morgan Stanley	20	2,344
		7,774
Chemicals — 2.8%
Axalta Coating Systems Ltd. *	48	1,595
DuPont de Nemours, Inc.	16	1,215
Linde plc	4	1,821
		4,631
Consumer Finance — 0.8%
Ally Financial, Inc.	15	545
Capital One Financial Corp.	4	796
		1,341

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Staples Distribution & Retail — 1.4%
Target Corp.	3	338
Walmart, Inc.	23	2,018
		2,356
Containers & Packaging — 0.6%
Berry Global Group, Inc.	14	980
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	74	2,102
Electric Utilities — 3.4%
Entergy Corp.	13	1,138
NextEra Energy, Inc.	30	2,141
PG&E Corp.	65	1,110
Xcel Energy, Inc.	18	1,281
		5,670
Electrical Equipment — 1.7%
Eaton Corp. plc	10	2,818
Electronic Equipment, Instruments & Components — 0.6%
Teledyne Technologies, Inc. *	2	1,057
Entertainment — 1.1%
Take-Two Interactive Software, Inc. *	5	992
Walt Disney Co. (The)	9	882
		1,874
Financial Services — 5.3%
Berkshire Hathaway, Inc., Class B *	7	3,714
Block, Inc. *	11	631
Corpay, Inc. *	3	997
Fidelity National Information Services, Inc.	10	726
Fiserv, Inc. *	7	1,503
Mastercard, Inc., Class A	2	1,235
		8,806
Food Products — 1.6%
Mondelez International, Inc., Class A	29	1,973
Tyson Foods, Inc., Class A	10	635
		2,608
Ground Transportation — 2.3%
CSX Corp.	48	1,416
Norfolk Southern Corp.	7	1,566
Uber Technologies, Inc. *	11	803
		3,785
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	7	921
Boston Scientific Corp. *	17	1,720
Medtronic plc	22	2,002
		4,643

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — 3.7%
Cigna Group (The)	5	1,619
Humana, Inc.	3	675
UnitedHealth Group, Inc.	7	3,800
		6,094
Health Care REITs — 0.9%
Ventas, Inc.	21	1,436
Hotel & Resort REITs — 0.5%
Host Hotels & Resorts, Inc.	54	764
Hotels, Restaurants & Leisure — 2.2%
Expedia Group, Inc.	6	1,006
McDonald's Corp.	6	1,973
Travel + Leisure Co.	13	593
		3,572
Household Products — 1.3%
Procter & Gamble Co. (The)	9	1,626
Spectrum Brands Holdings, Inc.	8	561
		2,187
Industrial Conglomerates — 1.1%
Honeywell International, Inc.	9	1,831
Industrial REITs — 0.8%
Prologis, Inc.	12	1,383
Insurance — 3.7%
Loews Corp.	26	2,399
MetLife, Inc.	13	1,018
Travelers Cos., Inc. (The)	10	2,610
		6,027
Interactive Media & Services — 1.0%
Meta Platforms, Inc., Class A	3	1,602
IT Services — 1.0%
Accenture plc, Class A (Ireland)	2	573
Cognizant Technology Solutions Corp., Class A	15	1,148
		1,721
Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.	4	1,955
Machinery — 3.8%
Deere & Co.	4	1,920
Dover Corp.	11	1,994
Parker-Hannifin Corp.	4	2,281
		6,195
Media — 1.2%
Comcast Corp., Class A	56	2,062

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Multi-Utilities — 1.7%
CMS Energy Corp.	20	1,502
Public Service Enterprise Group, Inc.	17	1,354
		2,856
Oil, Gas & Consumable Fuels — 7.8%
Cheniere Energy, Inc.	8	1,825
ConocoPhillips	28	2,963
Diamondback Energy, Inc.	7	1,054
EOG Resources, Inc.	14	1,870
Exxon Mobil Corp.	34	4,049
Phillips 66	9	1,074
		12,835
Personal Care Products — 0.5%
Kenvue, Inc.	34	820
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	46	2,794
Eli Lilly & Co.	1	759
Jazz Pharmaceuticals plc *	8	965
Johnson & Johnson	7	1,197
		5,715
Professional Services — 1.0%
Booz Allen Hamilton Holding Corp.	6	630
SS&C Technologies Holdings, Inc.	11	951
		1,581
Real Estate Management & Development — 1.0%
CBRE Group, Inc., Class A *	12	1,599
Residential REITs — 0.4%
American Homes 4 Rent, Class A	17	643
Retail REITs — 0.4%
Regency Centers Corp.	9	658
Semiconductors & Semiconductor Equipment — 3.5%
Advanced Micro Devices, Inc. *	6	671
Analog Devices, Inc.	8	1,631
Marvell Technology, Inc.	4	228
Micron Technology, Inc.	7	595
NXP Semiconductors NV (China)	4	750
Texas Instruments, Inc.	11	1,896
		5,771
Software — 0.9%
Microsoft Corp.	4	1,529
Specialized REITs — 0.7%
Digital Realty Trust, Inc.	9	1,211
Specialty Retail — 4.0%
AutoZone, Inc. *	—	1,818

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
Lowe's Cos., Inc.	9	2,052
O'Reilly Automotive, Inc. *	1	1,523
TJX Cos., Inc. (The)	10	1,184
		6,577
Technology Hardware, Storage & Peripherals — 0.9%
Hewlett Packard Enterprise Co.	44	671
Seagate Technology Holdings plc	9	797
		1,468
Tobacco — 1.9%
Philip Morris International, Inc.	19	3,080
Total Common Stocks (Cost $119,935)		164,665
Short-Term Investments — 0.1%
Investment Companies — 0.1%
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b) (Cost $136)	136	136
Total Investments — 99.9% (Cost $120,071)		164,801
Other Assets in Excess of Liabilities — 0.1%		247
NET ASSETS — 100.0%		165,048

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.
Futures contracts outstanding as of March 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	1	06/20/2025	USD	283	(2)

Abbreviations
USD	United States Dollar

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$164,801	$—	$—	$164,801
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(2)	$—	$—	$(2)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b)	$1,157	$20,606	$21,627	$— (c)	$—	$136	136	$86	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	—	661	661	—	—	—	—	— (c)	—
Total	$1,157	$21,267	$22,288	$—	$—	$136		$86	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.
(c)	Amount rounds to less than one thousand.